1
Gabelli Love Our Planet & People ETF
Schedule of Investments — March 31, 2023 (Unaudited)
Shares Market Value
COMMON STOCKS – 92.7%
Automotive Parts and Accessories – 3.6%
1,505
Cummins Inc. ..........................................
$ 359,515
7,000
Dana Inc. ................................................
105,350
464,865
Banking – 1.0%
18,000
Banco Bilbao Vizcaya Argentaria SA,
ADR ....................................................
126,900
Building and Construction – 5.7%
2,900
Carrier Global Corp. ................................
132,675
5,300
Gibraltar Industries Inc.† ........................
257,050
5,700
Johnson Controls International plc .........
343,254
732,979
Business Services – 1.9%
13,000
Resideo Technologies Inc.† ....................
237,640
Consumer Products – 1.8%
4,302
Unilever plc, ADR ...................................
223,403
Diversified Industrial – 4.7%
12,750
ABB Ltd., ADR ........................................
437,325
3,800
AZZ Inc. ..................................................
156,712
594,037
Electronics – 6.6%
6,000
Chargepoint Holdings Inc.† ....................
62,820
20,000
Flex Ltd.† ................................................
460,200
37,000
Mirion Technologies Inc.† .......................
315,980
839,000
Energy and Utilities – 13.8%
1,900
American Water Works Co. Inc. ..............
278,331
6,007
Avangrid Inc. ...........................................
239,559
8,900
Brookfield Renewable Corp., Cl. A .........
311,055
5,900
Enviva Inc. ..............................................
170,392
3,100
NextEra Energy Inc. ................................
238,948
6,200
NextEra Energy Partners LP ..................
376,650
2,138
Xcel Energy Inc. ......................................
144,187
1,759,122
Environmental Services – 13.1%
32,000
Ardagh Metal Packaging SA ...................
130,560
6,000
Darling Ingredients Inc.† .........................
350,400
6,414
Evoqua Water Technologies Corp.† ........
318,904
2,756
Republic Services Inc. ............................
372,666
3,600
Waste Connections Inc. ..........................
500,652
1,673,182
Equipment and Supplies – 11.0%
2,600
Crown Holdings Inc. ................................
215,046
2,400
Hubbell Inc. .............................................
583,944
250
Littelfuse Inc. ...........................................
67,023
400
Preformed Line Products Co. ..................
51,216
3,070
The Timken Co. .......................................
250,880
Shares Market Value
750
Valmont Industries Inc. ...........................
$ 239,460
1,407,569
Financial Services – 6.1%
5,488
Franklin Resources Inc. ..........................
147,847
6,500
ING Groep NV, ADR ...............................
77,155
5,104
Janus Henderson Group plc ...................
135,970
1,200
S&P Global Inc. ......................................
413,724
774,696
Health Care – 3.5%
635
BioMarin Pharmaceutical Inc.† ...............
61,747
2,850
Bristol-Myers Squibb Co. ........................
197,533
450
Illumina Inc.† ..........................................
104,648
900
Royalty Pharma plc, Cl. A .......................
32,427
171
Vertex Pharmaceuticals Inc.† .................
53,877
450,232
Machinery – 8.4%
21,000
CNH Industrial NV ..................................
320,670
875
Deere & Co. ............................................
361,270
3,750
Xylem Inc. ...............................................
392,625
1,074,565
Metals and Mining – 1.9%
1,500
Freeport-McMoRan Inc. ..........................
61,365
8,600
Livent Corp.† ..........................................
186,792
248,157
Real Estate Investment Trust – 2.9%
12,500
Weyerhaeuser Co. ..................................
376,625
Specialty Chemicals – 5.9%
1,200
Air Products and Chemicals Inc. .............
344,652
8,000
American Vanguard Corp. .......................
175,040
1,450
Rogers Corp.† ........................................
236,974
756,666
Technology Services – 0.8%
1,000
Alphabet Inc., Cl. C† ...............................
104,000
TOTAL COMMON STOCKS .......... 11,843,638
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 7.3%
$ 940,000 U.S. Treasury Bills,
4.50% to 4.58%††, 05/04/23 to 06/29/23
932,668
TOTAL INVESTMENTS — 100.0%
(cost $12,415,828) ..................................
$ 12,776,306
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR    American Depositary Receipt